Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits Beginning Balance	31,015	25,194	17,547
Additions based on tax positions related to current year	8,007	8,242	7,647
Expiration of the statute of limitations	(2,785)	(2,421)
Unrecognized Tax Benefits Ending Balance	36,237	31,015	25,194